Share-Based Payment - Summary of Share Options Granted (Details) - Share Options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options Number, Outstanding | shares	13,343,230
Options Number, Exercisable | shares	6,582,663
Options Number, Expected to vest | shares	6,760,567
Weighted average exercise price per option, Outstanding Ending Balance | $ / shares	$ 0.23
Weighted-average exercise price per option, Exercisable | $ / shares	0.13
Weighted-average exercise price per option, Excepted to vest | $ / shares	$ 0.32
Weighted-average remaining exercise contractual life (years), Outstanding	8 years 4 months 17 days
Weighted-average remaining exercise contractual life (years), Exercisable	7 years 5 months 1 day
Weighted-average remaining exercise contractual life (years), Excepted to vest	9 years 3 months 21 days
Aggregate intrinsic value, Outstanding | $	$ 29,776
Aggregate intrinsic value, Exercisable | $	15,308
Aggregate intrinsic value, Expected to vest | $	$ 14,468